Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
April 30, 2025
FHE-NPRT1-0625
1.9905822.102
Common Stocks - 94.9%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (a)	15,189	166,320
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	563	136,207
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	3,875	62,387
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	1,365	137,456
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	5,905	1,766,481
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	6,265	146,413
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,564	140,009
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	863	80,457
SWITZERLAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity PLC	8,786	1,286,095
UNITED STATES - 94.0%
Communication Services - 8.7%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent Inc (a)	4,881	176,936
Verizon Communications Inc	58,466	2,576,012
		2,752,948
Entertainment - 1.7%
Netflix Inc (a)	3,992	4,517,826
ROBLOX Corp Class A (a)	2,198	147,376
Spotify Technology SA (a)	369	226,559
Walt Disney Co/The	19,023	1,730,142
Warner Music Group Corp Class A	2,770	84,346
		6,706,249
Interactive Media & Services - 6.1%
Alphabet Inc Class A	86,866	13,794,321
Meta Platforms Inc Class A	18,107	9,940,743
Pinterest Inc Class A (a)	4,119	104,293
		23,839,357
Media - 0.2%
Fox Corp Class A	14,443	719,117
Trade Desk Inc (The) Class A (a)	1,847	99,055
		818,172
TOTAL COMMUNICATION SERVICES		34,116,726

Consumer Discretionary - 9.6%
Automobile Components - 0.0%
Gentex Corp	2,491	54,253
Lear Corp	970	83,178
		137,431
Automobiles - 1.8%
Ford Motor Co	68,064	681,321
Harley-Davidson Inc	1,914	42,911
Tesla Inc (a)	22,181	6,258,591
		6,982,823
Broadline Retail - 3.7%
Amazon.com Inc (a)	76,092	14,032,888
Dillard's Inc Class A (b)	199	68,985
Etsy Inc (a)	1,854	80,612
Macy's Inc	3,951	45,120
Ollie's Bargain Outlet Holdings Inc (a)	645	68,441
		14,296,046
Diversified Consumer Services - 0.1%
H&R Block Inc	2,884	174,107
Service Corp International/US	2,436	194,636
		368,743
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (a)	5,361	653,613
Aramark	5,942	198,641
Booking Holdings Inc	297	1,514,486
Boyd Gaming Corp	3,021	208,872
Choice Hotels International Inc (b)	825	104,041
Churchill Downs Inc	958	86,613
DoorDash Inc Class A (a)	4,998	964,064
DraftKings Inc Class A (a)	2,812	93,611
Hyatt Hotels Corp Class A (b)	1,720	193,810
Light & Wonder Inc Class A (a)	1,136	96,992
McDonald's Corp	8,429	2,694,330
Planet Fitness Inc Class A (a)	814	76,996
Texas Roadhouse Inc	1,628	270,183
Travel + Leisure Co	1,782	78,283
Vail Resorts Inc	434	60,413
Wendy's Co/The	4,052	50,650
Wingstop Inc	520	137,223
Wyndham Hotels & Resorts Inc	2,246	191,584
		7,674,405
Household Durables - 0.2%
KB Home	1,457	78,722
Somnigroup International Inc	2,970	181,348
Taylor Morrison Home Corp (a)	2,808	161,039
Toll Brothers Inc	2,418	243,904
Whirlpool Corp	733	55,913
		720,926
Specialty Retail - 1.7%
AutoNation Inc (a)	714	124,343
Bath & Body Works Inc	3,149	96,076
Burlington Stores Inc (a)	812	182,732
Carvana Co Class A (a)	558	136,347
Chewy Inc Class A (a)	3,012	112,950
Dick's Sporting Goods Inc	945	177,414
Floor & Decor Holdings Inc Class A (a)	1,304	93,158
Home Depot Inc/The	10,843	3,908,793
Lithia Motors Inc Class A	450	131,742
Murphy USA Inc	429	213,887
Ross Stores Inc	9,213	1,280,607
Valvoline Inc (a)	1,860	63,724
		6,521,773
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	15,956	899,918
VF Corp (b)	6,909	82,079
		981,997
TOTAL CONSUMER DISCRETIONARY		37,684,144

Consumer Staples - 6.3%
Beverages - 1.2%
Celsius Holdings Inc (a)	2,041	71,353
Coca-Cola Co/The	43,646	3,166,517
Coca-Cola Consolidated Inc	111	150,495
Keurig Dr Pepper Inc	35,035	1,211,861
		4,600,226
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	4,747	104,339
BJ's Wholesale Club Holdings Inc (a)	1,563	183,746
Casey's General Stores Inc	429	198,451
Costco Wholesale Corp	4,371	4,346,961
Performance Food Group Co (a)	590	47,589
US Foods Holding Corp (a)	2,645	173,671
Walmart Inc	38,884	3,781,469
		8,836,226
Food Products - 0.6%
Conagra Brands Inc	20,435	504,949
Flowers Foods Inc	2,437	42,866
Hershey Co/The	4,583	766,232
Ingredion Inc	599	79,559
Kellanova	10,540	872,396
Post Holdings Inc (a)	1,665	188,428
		2,454,430
Household Products - 1.5%
Colgate-Palmolive Co	19,620	1,808,767
Procter & Gamble Co/The	24,401	3,966,871
		5,775,638
Tobacco - 0.8%
Altria Group Inc	26,760	1,582,854
Philip Morris International Inc	9,556	1,637,516
		3,220,370
TOTAL CONSUMER STAPLES		24,886,890

Energy - 3.0%
Energy Equipment & Services - 0.2%
Schlumberger NV	26,275	873,644
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp	12,140	200,917
Antero Resources Corp (a)	3,052	106,301
Cheniere Energy Inc	1,967	454,593
Chevron Corp	15,553	2,116,141
Chord Energy Corp	1,815	163,767
CNX Resources Corp (a)(b)	3,329	97,972
Diamondback Energy Inc	6,951	917,602
DT Midstream Inc	1,172	113,918
Expand Energy Corp	5,324	553,164
Exxon Mobil Corp	41,698	4,404,560
HF Sinclair Corp	2,792	83,955
Kinder Morgan Inc	40,880	1,075,144
Matador Resources Co	1,338	52,905
Ovintiv Inc	5,382	180,728
Permian Resources Corp Class A	14,381	169,696
Range Resources Corp	2,422	82,178
Viper Energy Inc Class A	2,378	95,905
		10,869,446
TOTAL ENERGY		11,743,090

Financials - 13.6%
Banks - 3.4%
Bank of America Corp	74,284	2,962,446
Comerica Inc	1,948	104,705
Cullen/Frost Bankers Inc	1,131	131,728
East West Bancorp Inc	911	77,936
First Citizens BancShares Inc/NC Class A	92	163,681
First Horizon Corp	4,100	74,128
JPMorgan Chase & Co	25,921	6,340,795
Pinnacle Financial Partners Inc	49	4,911
Prosperity Bancshares Inc	1,595	108,301
US Bancorp	28,972	1,168,730
Wells Fargo & Co	28,378	2,015,122
Wintrust Financial Corp	954	106,056
		13,258,539
Capital Markets - 2.6%
Affiliated Managers Group Inc	403	66,748
Ameriprise Financial Inc	2,749	1,294,834
Ares Management Corp Class A	1,837	280,198
Blackstone Inc	9,660	1,272,319
Blue Owl Capital Inc Class A	4,351	80,624
Carlyle Group Inc/The	1,842	71,175
Charles Schwab Corp/The	18,198	1,481,317
Coinbase Global Inc Class A (a)	330	66,954
Evercore Inc Class A	819	168,133
Franklin Resources Inc	18,586	348,673
Houlihan Lokey Inc Class A	891	144,413
Interactive Brokers Group Inc Class A	1,071	184,051
Janus Henderson Group PLC	2,240	74,390
Jefferies Financial Group Inc	3,538	165,331
Lazard Inc	1,565	60,878
LPL Financial Holdings Inc	573	183,240
Morgan Stanley	17,299	1,996,651
Morningstar Inc	241	68,618
Nasdaq Inc	16,380	1,248,320
Robinhood Markets Inc Class A (a)	2,646	129,945
SEI Investments Co	2,374	185,860
Stifel Financial Corp	1,828	156,641
Tradeweb Markets Inc Class A	1,933	267,334
Virtu Financial Inc Class A	3,134	122,696
		10,119,343
Consumer Finance - 0.0%
Ally Financial Inc	6,236	203,668
OneMain Holdings Inc	1,259	59,261
		262,929
Financial Services - 5.1%
Affirm Holdings Inc Class A (a)	714	35,528
Berkshire Hathaway Inc Class B (a)	16,547	8,823,688
Block Inc Class A (a)	1,757	102,732
Equitable Holdings Inc	6,910	341,700
Mastercard Inc Class A	8,526	4,672,760
Rocket Cos Inc Class A	3,670	47,380
Shift4 Payments Inc Class A (a)(b)	1,075	87,935
Toast Inc Class A (a)	2,514	89,448
Visa Inc Class A	16,869	5,828,240
Voya Financial Inc	1,232	72,934
WEX Inc (a)	314	40,935
		20,143,280
Insurance - 2.3%
AFLAC Inc	11,614	1,262,210
American Financial Group Inc/OH	1,509	191,130
Arthur J Gallagher & Co	5,212	1,671,436
Axis Capital Holdings Ltd	937	90,252
Brown & Brown Inc	9,874	1,092,064
Fidelity National Financial Inc/US	2,809	179,916
Loews Corp	11,052	959,645
Markel Group Inc (a)	186	338,260
Old Republic International Corp	4,698	176,645
Prudential Financial Inc	11,372	1,168,018
Reinsurance Group of America Inc	884	165,582
RLI Corp	936	69,273
Ryan Specialty Holdings Inc Class A	1,137	74,485
Unum Group	1,689	131,168
W R Berkley Corp	11,838	848,666
Willis Towers Watson PLC	2,552	785,506
		9,204,256
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp (b)	13,389	118,225
Annaly Capital Management Inc	13,547	265,521
Rithm Capital Corp	8,273	92,492
Starwood Property Trust Inc	9,945	190,845
		667,083
TOTAL FINANCIALS		53,655,430

Health Care - 10.1%
Biotechnology - 1.7%
AbbVie Inc	16,424	3,204,322
Alnylam Pharmaceuticals Inc (a)	455	119,774
BioMarin Pharmaceutical Inc (a)	2,533	161,327
Cytokinetics Inc (a)	1,812	77,626
Exact Sciences Corp (a)	1,152	52,577
Exelixis Inc (a)	2,449	95,878
Gilead Sciences Inc	15,602	1,662,237
Ionis Pharmaceuticals Inc (a)	1,246	38,265
Natera Inc (a)	481	72,597
Neurocrine Biosciences Inc (a)	1,388	149,474
Regeneron Pharmaceuticals Inc	1,452	869,400
Roivant Sciences Ltd (a)	7,080	82,270
Sarepta Therapeutics Inc (a)	753	46,987
United Therapeutics Corp (a)	512	155,182
		6,787,916
Health Care Equipment & Supplies - 1.8%
DENTSPLY SIRONA Inc	2,492	34,639
GE HealthCare Technologies Inc	8,260	580,926
Globus Medical Inc Class A (a)	3,160	226,793
Hologic Inc (a)	12,245	712,659
Intuitive Surgical Inc (a)	4,312	2,224,130
Lantheus Holdings Inc (a)	819	85,454
Medtronic PLC	22,925	1,943,123
Penumbra Inc (a)	470	137,635
Zimmer Biomet Holdings Inc	9,825	1,012,466
		6,957,825
Health Care Providers & Services - 2.0%
Acadia Healthcare Co Inc (a)	2,005	46,917
Chemed Corp	339	197,132
CVS Health Corp	12,546	836,944
Encompass Health Corp	1,863	217,952
Ensign Group Inc/The	853	110,028
HCA Healthcare Inc	3,884	1,340,291
Humana Inc	1,603	420,371
McKesson Corp	1,786	1,273,043
Tenet Healthcare Corp (a)	325	46,459
UnitedHealth Group Inc	8,703	3,580,762
		8,069,899
Health Care Technology - 0.1%
Doximity Inc Class A (a)	1,999	113,703
Veeva Systems Inc Class A (a)	1,260	294,449
		408,152
Life Sciences Tools & Services - 0.8%
Avantor Inc (a)	4,345	56,441
Bio-Rad Laboratories Inc Class A (a)(b)	277	67,610
Bruker Corp	1,642	65,779
Illumina Inc (a)	1,195	92,732
IQVIA Holdings Inc (a)	4,362	676,415
Medpace Holdings Inc (a)	197	60,753
QIAGEN NV (United States)	5,230	223,583
Thermo Fisher Scientific Inc	4,520	1,939,080
		3,182,393
Pharmaceuticals - 3.7%
Elanco Animal Health Inc (a)	6,288	59,610
Eli Lilly & Co	6,796	6,109,265
Jazz Pharmaceuticals PLC (a)	1,263	147,720
Johnson & Johnson	25,623	4,005,132
Merck & Co Inc	27,002	2,300,570
Organon & Co	5,814	75,175
Perrigo Co PLC	2,551	65,612
Royalty Pharma PLC Class A	11,728	384,913
Zoetis Inc Class A	6,736	1,053,510
		14,201,507
TOTAL HEALTH CARE		39,607,692

Industrials - 7.6%
Aerospace & Defense - 2.0%
Boeing Co (a)	7,751	1,420,293
BWX Technologies Inc	1,083	118,177
Curtiss-Wright Corp	294	101,398
GE Aerospace	10,132	2,042,004
HEICO Corp	929	232,956
Lockheed Martin Corp	3,769	1,800,640
RTX Corp	14,840	1,871,769
Woodward Inc	213	39,952
		7,627,189
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	13,542	1,290,553
Building Products - 0.5%
AAON Inc	729	66,535
Advanced Drainage Systems Inc	483	54,815
Allegion plc	4,835	673,032
Armstrong World Industries Inc	684	99,194
AZEK Co Inc/The Class A (a)	2,019	100,062
Carlisle Cos Inc	546	207,196
Fortune Brands Innovations Inc	2,582	138,963
Lennox International Inc	922	504,104
Owens Corning	1,504	218,697
		2,062,598
Commercial Services & Supplies - 0.9%
Cintas Corp	7,909	1,674,177
Clean Harbors Inc (a)	782	167,301
Republic Services Inc	5,972	1,497,479
Tetra Tech Inc	3,126	97,500
		3,436,457
Construction & Engineering - 0.1%
AECOM	889	87,700
EMCOR Group Inc	413	165,489
		253,189
Electrical Equipment - 0.3%
Acuity Inc	434	105,727
AMETEK Inc	5,536	938,795
nVent Electric PLC	3,012	165,389
Regal Rexnord Corp	102	10,795
Vertiv Holdings Co Class A	1,591	135,840
		1,356,546
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	2,796	365,102
Knight-Swift Transportation Holdings Inc	5,012	196,320
Landstar System Inc	1,291	173,188
Ryder System Inc	621	85,493
Saia Inc (a)	347	84,668
Uber Technologies Inc (a)	21,444	1,737,178
XPO Inc (a)	545	57,835
		2,699,784
Industrial Conglomerates - 0.5%
Honeywell International Inc	10,012	2,107,526
Machinery - 1.5%
AGCO Corp	1,602	135,898
Allison Transmission Holdings Inc	588	54,237
Caterpillar Inc	6,133	1,896,754
CNH Industrial NV Class A	15,070	174,360
Donaldson Co Inc	873	57,382
Dover Corp	6,760	1,153,594
Flowserve Corp	1,454	65,764
Graco Inc	2,497	203,780
IDEX Corp	3,691	642,123
Lincoln Electric Holdings Inc	641	112,944
Middleby Corp/The (a)	1,304	173,888
Oshkosh Corp	676	56,622
PACCAR Inc	9,062	817,483
RBC Bearings Inc (a)	352	115,657
Timken Co/The	985	63,286
Watts Water Technologies Inc Class A	476	98,889
		5,822,661
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	3,954	175,043
American Airlines Group Inc (a)(b)	19,484	193,866
		368,909
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp Class A	1,954	234,519
Broadridge Financial Solutions Inc	3,608	874,579
CACI International Inc (a)	447	204,668
Dun & Bradstreet Holdings Inc	8,036	72,083
ExlService Holdings Inc (a)	2,014	97,639
Genpact Ltd	2,053	103,184
KBR Inc	1,443	76,205
Parsons Corp (a)	949	63,449
Paylocity Holding Corp (a)	460	88,366
Robert Half Inc	2,289	101,403
Science Applications International Corp	1,137	137,611
SS&C Technologies Holdings Inc	3,756	283,954
TransUnion	1,668	138,377
		2,476,037
Trading Companies & Distributors - 0.1%
Air Lease Corp Class A	1,902	88,938
Ferguson Enterprises Inc	1,276	216,486
Watsco Inc	389	178,878
Wesco International Inc	516	84,087
		568,389
TOTAL INDUSTRIALS		30,069,838

Information Technology - 28.7%
Communications Equipment - 1.0%
Arista Networks Inc	13,572	1,116,568
Cisco Systems Inc	46,005	2,655,869
		3,772,437
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	22,234	1,710,906
Arrow Electronics Inc (a)	1,391	154,902
Coherent Corp (a)	974	62,648
Flex Ltd (a)	2,495	85,678
TD SYNNEX Corp	1,035	114,678
		2,128,812
IT Services - 0.9%
Amdocs Ltd	1,561	138,273
Cloudflare Inc Class A (a)	1,254	151,458
IBM Corporation	8,168	1,975,186
MongoDB Inc Class A (a)	156	26,859
Snowflake Inc Class A (a)	521	83,094
Twilio Inc Class A (a)	380	36,750
VeriSign Inc (a)	3,578	1,009,425
		3,421,045
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices Inc (a)	16,175	1,574,636
Amkor Technology Inc	1,823	31,811
Broadcom Inc	38,190	7,350,430
Cirrus Logic Inc (a)	685	65,787
Entegris Inc	4,522	357,781
GlobalFoundries Inc (a)	2,404	84,308
Intel Corp	43,464	873,626
Lam Research Corp	26,497	1,899,041
Lattice Semiconductor Corp (a)	2,944	144,050
MACOM Technology Solutions Holdings Inc (a)	1,532	158,945
Marvell Technology Inc	4,219	246,263
Micron Technology Inc	12,157	935,481
MKS Instruments Inc	1,485	104,158
NVIDIA Corp	197,366	21,497,106
Onto Innovation Inc (a)	931	113,554
Qorvo Inc (a)	1,729	123,917
QUALCOMM Inc	12,601	1,870,744
Rambus Inc (a)	1,545	75,381
Universal Display Corp	740	92,966
		37,599,985
Software - 10.3%
Adobe Inc (a)	3,954	1,482,671
AppLovin Corp Class A (a)	317	85,371
Atlassian Corp Class A (a)	561	128,082
Bentley Systems Inc Class B	1,056	45,397
Crowdstrike Holdings Inc Class A (a)	2,687	1,152,374
Datadog Inc Class A (a)	1,370	139,959
Docusign Inc (a)	1,335	109,136
Dolby Laboratories Inc Class A	585	44,922
Dropbox Inc Class A (a)	7,397	211,184
Dynatrace Inc (a)	1,505	70,690
Guidewire Software Inc (a)	919	188,184
HubSpot Inc (a)	347	212,191
Intuit Inc	2,566	1,610,088
Manhattan Associates Inc (a)	422	74,859
Microsoft Corp	60,733	24,005,326
MicroStrategy Inc Class A (a)	277	105,290
Oracle Corp	13,531	1,904,082
Palantir Technologies Inc Class A (a)	17,865	2,115,931
Palo Alto Networks Inc (a)	7,820	1,461,793
Salesforce Inc	9,512	2,555,970
Servicenow Inc (a)	2,068	1,974,961
Zoom Communications Inc Class A (a)	2,273	176,248
Zscaler Inc (a)	960	217,123
		40,071,832
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	120,902	25,691,675
TOTAL INFORMATION TECHNOLOGY		112,685,786

Materials - 1.8%
Chemicals - 1.2%
Axalta Coating Systems Ltd (a)	5,633	183,073
Dow Inc	22,170	678,180
Eastman Chemical Co	5,690	438,130
Element Solutions Inc	3,048	62,210
Linde PLC	6,102	2,765,609
RPM International Inc	1,719	183,503
		4,310,705
Construction Materials - 0.1%
CRH PLC	3,905	372,615
Eagle Materials Inc	854	193,337
		565,952
Containers & Packaging - 0.2%
Amcor PLC	9,323	85,772
AptarGroup Inc	1,779	266,761
Crown Holdings Inc	2,394	230,614
Graphic Packaging Holding CO	4,777	120,906
Sealed Air Corp	1,162	32,025
Silgan Holdings Inc	1,373	70,915
Sonoco Products Co	1,563	64,083
		871,076
Metals & Mining - 0.3%
Alcoa Corp	2,072	50,826
Cleveland-Cliffs Inc (a)(b)	3,633	29,936
Newmont Corp	17,781	936,704
Reliance Inc	497	143,250
Royal Gold Inc	389	71,074
United States Steel Corp	2,527	110,455
		1,342,245
TOTAL MATERIALS		7,089,978

Real Estate - 2.1%
Diversified REITs - 0.1%
WP Carey Inc	4,328	270,240
Health Care REITs - 0.2%
Healthcare Realty Trust Inc	5,545	86,114
Healthpeak Properties Inc	31,233	557,197
Omega Healthcare Investors Inc	4,486	175,178
		818,489
Industrial REITs - 0.1%
Americold Realty Trust Inc	5,820	112,559
EastGroup Properties Inc	1,022	167,016
First Industrial Realty Trust Inc	1,902	90,497
Lineage Inc (b)	1,232	59,419
Rexford Industrial Realty Inc	2,193	72,588
STAG Industrial Inc Class A	2,488	82,179
		584,258
Office REITs - 0.0%
Kilroy Realty Corp	2,523	79,500
Vornado Realty Trust	2,138	75,428
		154,928
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	503	114,387
Residential REITs - 0.3%
American Homes 4 Rent Class A	7,218	269,881
Equity LifeStyle Properties Inc	3,972	257,306
Mid-America Apartment Communities Inc	3,531	563,724
Sun Communities Inc	1,753	218,126
		1,309,037
Retail REITs - 0.3%
Agree Realty Corp	4,362	338,535
Brixmor Property Group Inc	8,114	202,120
Federal Realty Investment Trust	4,645	436,723
Kite Realty Group Trust	3,028	65,556
NNN REIT Inc	4,390	180,473
		1,223,407
Specialized REITs - 1.1%
American Tower Corp	7,004	1,578,772
CubeSmart	3,804	154,708
Equinix Inc	1,764	1,518,363
Gaming and Leisure Properties Inc	7,150	342,199
Lamar Advertising Co Class A	1,727	196,550
		3,790,592
TOTAL REAL ESTATE		8,265,338

Utilities - 2.5%
Electric Utilities - 1.2%
Alliant Energy Corp	18,394	1,122,770
NextEra Energy Inc	25,492	1,704,905
OGE Energy Corp	4,645	210,790
Pinnacle West Capital Corp	6,779	645,225
Xcel Energy Inc	14,391	1,017,444
		4,701,134
Gas Utilities - 0.0%
National Fuel Gas Co	1,136	87,221
Multi-Utilities - 1.3%
Ameren Corp	12,171	1,207,850
CMS Energy Corp	19,024	1,401,118
DTE Energy Co	9,567	1,310,679
NiSource Inc	28,136	1,100,399
		5,020,046
Water Utilities - 0.0%
Essential Utilities Inc	3,408	140,171
TOTAL UTILITIES		9,948,572

TOTAL UNITED STATES		369,753,484
TOTAL COMMON STOCKS (Cost $312,339,800)		373,675,309

Domestic Equity Funds - 2.9%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $10,793,264)	20,400	11,382,384

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	4,129,866	4,130,692
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	896,385	896,475
TOTAL MONEY MARKET FUNDS (Cost $5,027,167)			5,027,167

Purchased Options - 1.8%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	167	93,003,302	5,240	05/16/25	408,315
S&P 500 Index	Chicago Board Options Exchange	182	101,356,892	5,030	07/18/25	1,305,850
S&P 500 Index	Chicago Board Options Exchange	166	92,446,396	5,330	06/20/25	1,553,760
S&P 500 Index	Chicago Board Options Exchange	212	118,064,072	3,450	04/17/26	925,380
S&P 500 Index	Chicago Board Options Exchange	196	109,153,576	4,150	02/20/26	1,455,300
S&P 500 Index	Chicago Board Options Exchange	269	149,807,714	3,750	03/20/26	1,455,290

						7,103,895
TOTAL PURCHASED OPTIONS (Cost $10,633,897)						7,103,895

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $338,794,128)	397,188,755
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,292,822)
NET ASSETS - 100.0%	393,895,933

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,215	133,562,142	134,223,665	30,881	-	-	4,130,692	4,129,866	0.0%
Fidelity Securities Lending Cash Central Fund	313,325	3,188,047	2,604,897	166	-	-	896,475	896,385	0.0%
Total	5,105,540	136,750,189	136,828,562	31,047	-	-	5,027,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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